Average Annual Total Returns		12 Months Ended	23 Months Ended	28 Months Ended	42 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Beacon Select Funds | American Beacon AHL Trend ETF | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		21.32%
American Beacon Select Funds | American Beacon AHL Trend ETF | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.18%		4.84%
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.97%		6.52%
Performance Inception Date	Aug. 30, 2023
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.20%		5.00%
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.27%		4.39%
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | S&P Global Natural Resources Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.66%	13.20%
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	20.02%
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent		50.21%	36.09%
Performance Inception Date	Feb. 05, 2024
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		49.71%	35.71%
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.97%	28.24%
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			3.38%
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.23%			3.34%
Performance Inception Date	Jun. 28, 2022
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.53%			1.32%
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.32%			1.69%